SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Loss for the period	$ (215,224)	$ (1,686,868)
Canadian statutory income tax rate		27.00%
Expected income tax recovery at statutory rate		$ (455,000)
Permanent differences and others		247,000
Valuation allowance		208,000
Income tax recovery